Concentrations (Details Textual) - Customers	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Customers [Member] | Revenues [Member] | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	56.00%	94.00%	7.00%
Number of major customers	2	2	2
Major Customers [Member] | Revenues [Member] | Discontinued operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		96.00%	61.00%
Number of major customers		2	2
Major Suppliers [Member] | Purchases [Member] | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	65.00%	98.00%	87.00%
Major Suppliers [Member] | Purchases [Member] | Discontinued operations [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		94.00%	78.00%